Note 1 - Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Note 1 - Organization

Note 1 - Organization

Stewards, Inc. (“the Company”) was incorporated as Beeston Enterprises Ltd. on July 12, 1999 under the laws of the State of Nevada. On September 2, 2020, the Company changed its name to FAVO Capital, Inc., which was the effective date approved by Financial Industry Regulatory Authority (“FINRA”). On August 7, 2025, the Board of Directors approved a further name change from Favo Capital, Inc. to Stewards, Inc. which FINRA approved on November 13, 2025. In connection with this name change, the Company changed its ticker symbol from “FAVO” to “SWRD”. The Company’s business has evolved since inception. Previously, the Company was an exploration stage company engaged in the search of mineral deposits that could be developed to a state of a commercially viable producing mine. It later transitioned into a private credit company that provides alternative financing solutions to small and medium-sized businesses (“SMB”) across the United States. The Company’s business model centers on direct and syndicated revenue-based funding solutions that address the capital needs of SMBs underserved by traditional lending institutions. In support of the private credit business, the Company has expanded its operations into real estate in 2025 through the acquisition of Block 40, LLC (“Block 40”), the owner and operator of 1818 Park, a mixed-use residential and commercial property located in Hollywood, Florida. The property includes multifamily, retail, and office components that generate rental income through lease agreements with a diversified tenant base. The addition of Block 40 marks the establishment of the Company’s real estate segment, through which the Company intends to own, operate, and potentially acquire income-producing properties as part of its long-term growth and diversification strategy.

Note 1 – Organization and basis of accounting

Favo Capital, Inc. was incorporated as Beeston Enterprises Ltd. (“the Company”) on July 12, 1999 under the laws of the State of Nevada. The Company changed its name to Favo Capital, Inc. on September 2, 2020, which was the market effective date established by the Financial Industry Regulatory Authority (“FINRA”). Previously, the Company was an exploration stage company engaged in the search of mineral deposits that could be developed to a state of a commercially viable producing mine. The Company is now a private credit company focused on providing alternative financing solutions to small and medium-sized businesses (SMBs) across the United States. The Company’s business model is centered around direct and syndicated Revenue Based Funding solutions that address the capital needs of SMBs underserved by traditional lending institutions.

On May 31, 2023, the Company entered into an acquisition agreement with the principals of FAVO Group LLC. As part of the acquisition, the principals of FAVO Group transferred 100% of their membership interest in Favo Group LLC, FAVO Group Human Resources, LLC, FAVO Funding LLC, Honeycomb Sub Fund LLC, FORE Funding LLC, FORE Funding CA LLC and FAVO Funding CA LLC into the Company. As consideration for the transfer, the Company agreed to pay a purchase price of $14,200,000 in cash, Senior Secured Notes and Common Stock. The Company raised the financing for this transaction by selling 18 million shares of its Series A Preferred Stock at $0.25 for total of $4,500,000. $4,500,000 in cash has been paid to the principles of FAVO Group for the transfer of their membership. $2,500,000 of this was paid on the closing date of this transaction. The remaining $2,000,000 was paid as follows: $1,250,000 on August 31, 2023, and the remaining $750,000 on October 26, 2023.

On June 7, 2023, we filed with the Secretary of State of the State of Nevada a Certificate of Amendment to the Articles of Incorporation to increase our authorized shares of preferred stock from 25,000,000 shares to 50,000,000 shares, par value $0.0001 per share. The Amendment did not increase our authorized shares of common stock, which remained at 500,000,000 shares, par value $0.0001 per share.

On November 27, 2023, we filed with the Secretary of State of the State of Nevada a Certificate of Amendment to the Articles of Incorporation to increase our authorized shares of preferred stock from 50,000,000 shares to 100,000,000 shares, par value $0.0001 per share. The Amendment did not increase our authorized shares of common stock, which remained at 500,000,000 shares, par value $0.0001 per share.

On November 22, 2023, we elected to decrease our authorized shares of Series C preferred shares from 25,000,000 shares down to 18,750,000 shares.

On November 27, 2023, we elected to increase our authorized shares of Series A preferred shares from 20,000,000 shares up to 81,250,000 shares.

The accompanying financial statements are prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).